Consolidated Statements of Changes in Stockholder's Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income
Balance at Dec. 31, 2009 (As Previously Reported)	$ 718,337	$ 5,000	$ 475,635	$ 203,109	$ 34,593
Balance (Effect of Change)	(46,000)	0	0	(46,000)	0
Balance at Dec. 31, 2009	672,337	5,000	475,635	157,109	34,593
Equity
Dividends	(58,000)	0	0	(58,000)	0
Capital contribution (Note 7)	0
Net income	16,935	0	0	16,935	0
Other comprehensive income	79,424	0	0	0	79,424
Balance at Dec. 31, 2010	710,696	5,000	475,635	116,044	114,017
Equity
Dividends	(32,000)	0	0	(32,000)	0
Capital contribution (Note 7)	21,576	0	21,576	0	0
Net income	77,195	0	0	77,195	0
Other comprehensive income	103,053	0	0	0	103,053
Balance at Dec. 31, 2011	880,520	5,000	497,211	161,239	217,070
Equity
Dividends	(110,000)	0	0	(110,000)	0
Capital contribution (Note 7)	0
Net income	87,504	0	0	87,504	0
Other comprehensive income	103,501	0	0	0	103,501
Balance at Dec. 31, 2012	$ 961,525	$ 5,000	$ 497,211	$ 138,743	$ 320,571